Equity Transaction with Non-controlling Interests - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 TWD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 ¥ / shares
USISH [Member]
Increase (decrease) in capital surplus	$ (186,404)		$ (8,963)	$ (5,685)
Increase (decrease) in retained earnings | $			$ (211,184)
Number of shares approved for repurchase | shares	6,740		9,356	6,740
USISH [Member] | Bottom of range [member]
Par value per share					¥ 11.15
USISH [Member] | Top of range [member]
Par value per share					¥ 14.38
AMPI [Member]
Increase (decrease) in capital surplus	$ (63,702)			$ (1,943)
Increase (decrease) in retained earnings	$ (5,439)	$ (166)